UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23915

(Investment Company Act File Number)

Octagon XAI CLO Income Fund

(Exact Name of Registrant as Specified in Charter)

321 North Clark Street, Suite 2430

Chicago, IL 60654

(Address of Principal Executive Offices)

Benjamin D. McCulloch, Esq.

XA Investments LLC

321 North Clark Street, Suite 2430

Chicago, IL 60654

(Name and Address of Agent for Service)

(312) 374-6930

(Registrant’s Telephone Number)

Date of Fiscal Year End: September 30

Date of Reporting Period: September 30, 2024

Octagon XAI CLO Income Fund

Item 1.	Reports to Stockholders.

(a)

Octagon XAI CLO Income Fund

Statement of ASSETS AND LIABILITIES

September 30, 2024

Assets:
Cash	$100,000
Total Assets	100,000

Net Assets	$100,000

NET ASSETS CONSIST OF:
Paid-in capital	$100,000

PRICING OF SHARES:
Class I:
Net Assets	$100,000

Shares of beneficial interest outstanding, unlimited shares authorized	4,000
Offering price and net asset value per share of beneficial interest	$25.00

See Notes to Financial Statement.

Octagon XAI CLO Income Fund

NOTES TO FINANCIAL STATEMENT

September 30, 2024

NOTE 1 – Organization

Octagon XAI CLO Income Fund (the “Fund”) was organized on November 13, 2023, as a Delaware Statutory Trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end investment company that operates as an “interval fund”. The Fund continuously offers shares of beneficial interest (the “Shares”) under Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”). The Fund has adopted a fundamental policy to make a quarterly repurchase offer (“Repurchase Offer”) between 5% and 25% of the Fund’s outstanding Shares.

The Fund’s investment objective is to provide high income and total return. Under normal market conditions, the Fund will invest at least 80% of its managed assets in securities of collateralized loan obligation entities (“CLOs”), including the debt tranches of CLOs (“CLO Debt”) and subordinated tranches of CLOs (often referred to as the “residual” or “equity” tranche) (“CLO Equity”). “Managed Assets” means the total assets of the Fund, including assets attributable to the Fund’s use of leverage, minus the sum of its accrued liabilities (other than liabilities incurred for the purpose of creating leverage). The Fund will purchase CLO investments in the primary and secondary markets.

The Fund offers, on a continuous basis, two classes of common shares of beneficial interest: Class A Shares and Class I Shares. The Fund has received exemptive relief from the Securities and Exchange Commission which permits the Fund to, among other things, issue multiple classes of shares, impose on certain of the classes a sales charge or an early withdrawal charge and schedule waivers of such, and impose class specific annual asset-based distribution and/or shareholder service fees on the assets of the various classes of shares to be used to pay for expenses incurred in fostering the distribution and/or shareholder servicing of shares of the particular class.

The Fund has no operations for the period ended September 30, 2024, other than matters relating to its registration and initial sale of 4,000 Class I Shares of the Fund on January 18, 2024 to XA Investments LLC (“XAI” or the “Adviser”), which represented the initial capital of $100,000 at $25.00 per share.

NOTE 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statement. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Octagon XAI CLO Income Fund

NOTES TO FINANCIAL STATEMENT

September 30, 2024 (Continued)

Use of Estimates – The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statement. Actual results could differ from those estimates.

Share Valuation – The Fund will calculate the net asset value (“NAV”) of each class of shares as of the close of business on each business day.

Income Taxes – For federal income tax purposes, the Fund expects to qualify, and intends to remain qualified, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. The Fund intends to file U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until the expiration of the applicable statute of limitations which is generally three years after the filing of the tax return.

For the period ended September 30, 2024, the Fund did not hold any investments, accrue expenses or income, or have capital transactions outside of the initial seed purchase on January 18, 2024. As such, the Fund has omitted inapplicable financial statements such as the Statement of Operations, Statement of Changes in Net Assets, Statement of Cash Flows, and Financial Highlights.

NOTE 3 – Investment Advisory and Other Agreements

XAI serves as the investment adviser to the Fund and is responsible for overseeing the Fund’s overall investment strategy and its implementation. Octagon Credit Investors, LLC (“Octagon” or the “Sub-Adviser”) serves as the investment sub-adviser of the Fund and is responsible for investing the Fund’s assets. The Fund pays an advisory fee to the Adviser. The Adviser pays to the Sub-Adviser a sub-advisory fee out of the advisory fee received by the Adviser.

Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser an annual fee, payable monthly in arrears, in an amount equal to 1.50% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund, including assets attributable to the Fund’s use of leverage, minus the sum of its accrued liabilities (other than liabilities incurred for the purpose of creating leverage).

On April 3, 2024, the Fund entered into a new investment sub-advisory agreement (the “Post-Acquisition Sub-Advisory Agreement”) among the Fund, XAI and Octagon. The Post-Acquisition Sub-Advisory Agreement was entered into upon the closing of the acquisition of Octagon’s parent company, Conning Holdings Limited, by Generali Investment Holdings, an entity comprising the majority of asset management activities of Generali Group (the “Transaction”). Upon the closing of the Transaction, the previous investment sub-advisory agreement (the “Previous Sub-Advisory Agreement”) among the Fund, the Adviser and Octagon terminated pursuant to its terms.

Octagon XAI CLO Income Fund

NOTES TO FINANCIAL STATEMENT

September 30, 2024 (Continued)

On May 7, 2024, the Board of Trustees and the sole shareholder of the Fund approved an amended sub-advisory agreement among the Fund, the Adviser and the Sub-Adviser (the “Amended and Restated Sub-Advisory Agreement”). Upon the sole shareholder’s approval, the Amended and Restated Sub-Advisory Agreement was executed and the Post-Acquisition Sub-Advisory Agreement was terminated. Pursuant to Amended and Restated Sub-Advisory Agreement, the sub-advisory fee, payable monthly in arrears to the Sub-Adviser, is calculated as a “Specified Percentage” of the advisory fee payable by the Fund to the Adviser. The “Specified Percentage” is equal to the blended percentage computed by applying the following percentages to the aggregate average daily Managed Assets of the Fund:

Average Daily Managed Assets of the Fund	Percentage of Advisory Fee
First $200 million	70%
Next $300 million	60%
Over $500 million	50%

The Fund does not pay a performance or incentive fee to the Adviser or the Sub-Adviser.

The Fund pays all costs and expenses of its operations. The Adviser and the Sub-Adviser have agreed to enter into an Expense Limitation and Reimbursement Agreement with the Fund through the eighteen-month anniversary of the Fund’s commencement of operations (the “Limitation Period”). Under the Expense Limitation and Reimbursement Agreement, the Adviser and the Sub-Adviser have agreed to reimburse the Fund for a portion of distribution and/or shareholder servicing fees paid and/or accrued during the Limitation Period in an amount equal to 0.50% of the Fund’s average daily net assets. Any reimbursement amount shall be allocated between the Adviser and the Sub-Adviser in the same proportion as the Specified Percentage (as defined in the Sub-Advisory Agreement) as calculated at the time of such reimbursement. During the Reimbursement Period, the Expense Limitation and Reimbursement Agreement may be terminated or modified only with the written consent of the Board of Trustees. For a period not to exceed three years from the date on which fees are waived, the Adviser and the Sub-Adviser may recoup amounts reimbursed, provided that, after giving effect to such recoupment, the Fund’s expense ratio (excluding Excluded Expenses, as defined below) is not greater than (i) the Fund’s expense ratio (excluding Excluded Expenses) at the time the fees were waived or (ii) any expense limitation in effect at the time of such recoupment. “Excluded Expenses” are management fees, distribution and/or servicing fees, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses. Any recoupment payment shall be allocated between the Adviser and the Sub-Adviser in the same proportion as the allocation of the reimbursement amount being recouped pursuant to such recoupment payment (i.e. in the same proportion as the Specified Percentage as (defined in the Sub-Advisory Agreement) as calculated at the time of the applicable reimbursement). For the period ended September 30, 2024, the Fund has not accrued any waivers and/or reimbursements.

Octagon XAI CLO Income Fund

NOTES TO FINANCIAL STATEMENT

September 30, 2024 (Continued)

Paralel Technologies LLC, (“PRT”) serves as the Fund’s administrator, accounting agent and transfer agent pursuant to an Administration and Fund Accounting Agreement and Transfer Agency Agreement, respectively, and receives customary fees from the Fund for such services.

Paralel Distributors LLC (the “Distributor”) acts as the principal underwriter for the Fund and distributes shares pursuant to a Distribution Agreement. The Fund’s shares may be offered through other brokers, dealers and other financial intermediaries that have entered into selling agreements with the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

U.S. Bank N.A. (the “Custodian”) serves as the Custodian of the Fund’s assets pursuant to a Custody Agreement, under which the Custodian holds the Fund’s assets in compliance with the 1940 Act.

Employees of PINE Advisors LLC (“PINE”) serve as the Fund’s principal financial officer and chief compliance officer. PINE receives an annual base fee for the services provided to the Fund and is reimbursed for certain out-of-pocket expenses by the Fund.

NOTE 4 – Organizational and Offering Costs

The Adviser and the Sub-Adviser have agreed to (i) pay all organizational expenses of the Fund and (ii) pay or reimburse offering expenses of the Fund incurred through the date of effectiveness of the initial registration statement, and these costs will not be subject to future recoupment.

NOTE 5 – Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of the date of this financial statement, XAI owns 100% of the outstanding Shares.

NOTE 6 – Indemnifications

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Octagon XAI CLO Income Fund

NOTES TO FINANCIAL STATEMENT

September 30, 2024 (Continued)

NOTE 7 – Subsequent Events

On November 4, 2024, the Fund commenced operations.

Operating Expense Limitation. The Fund, the Adviser and the Sub-Advisor have entered into a letter agreement, effective as of November 4, 2024 (the “Operating Expense Limitation Agreement”), pursuant to which the Adviser and the Sub-Adviser have agreed to waive a portion of their advisory or sub-advisory fees, as applicable, or reimburse the Fund for certain operating expenses so that the annual operating expenses of the Fund (exclusive of any Excluded Expenses (as defined below) do not exceed 0.68% of the Fund’s Managed Assets (the “Operating Expense Limitation”). For purposes of the Operating Expense Limitation Agreement, “Excluded Expenses” are (i) investment advisory fees, (ii) investor support and secondary market services fees, (iii) taxes, (iv) expenses incurred directly or indirectly by the Fund as a result of an investment in a permitted investment (including, without limitation, acquired fund fees and expenses), (v) expenses associated with the acquisition or disposition of portfolio investments (including, without limitation, brokerage commissions and other trading or transaction expenses), (vi) leverage expenses (including, without limitation, costs associated with the issuance or incurrence of leverage, commitment fees, interest expense or dividends on preferred shares), (vii) distribution and/or shareholder servicing (12b-1) fees, (viii) dividends on short sales, if any, (ix) securities lending costs, if any, (x) expenses of holding, and soliciting proxies for, meetings of shareholders of the Fund (except to the extent relating to routine items such as the election of trustees), (xi) expenses of a reorganization, restructuring, redomiciling or merger of the Fund or the acquisition of all or substantially all of the assets of another fund, or (xii) any extraordinary expenses not incurred in the ordinary course of the Fund’s business (including, without limitation, expenses related to litigation, derivative actions, demands related to litigation, regulatory or other government investigations and proceeding).

The Operating Expense Limitation Agreement provides that the Adviser and the Sub-Adviser may recoup amounts reimbursed pursuant to the Agreement for a period not to exceed three years following the date of such waiver or reimbursement, to the extent such recoupment does not cause the Fund’s operating expenses to exceed (a) the Operating Expense Limitation in effect at the time the expense was paid or absorbed, and (b) the Operating Expense Limitation in effect at the time of such recoupment. Any recoupment shall be allocated between the Adviser and the Sub-Adviser in the same proportion as the allocation of waived fees and/or reimbursed expenses being recouped. The Operating Expense Limitation Agreement shall remain in effect according to its terms until March 31, 2026, unless sooner terminated with the written consent of the Board of Trustees of the Fund. The agreement will terminate automatically upon the termination of the Advisory Agreement or the Sub-Advisory Agreement unless a new Advisory Agreement with the Adviser (or an affiliate of the Adviser) or a new Sub-Advisory Agreement with the Sub-Adviser (or an affiliate of the Sub-Adviser), as applicable, to replace the terminated agreement becomes effective upon such termination.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Trustees of Octagon XAI CLO Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Octagon XAI CLO Income Fund (the “Fund”) as of September 30, 2024, and the related notes (the “financial statement”). In our opinion, the financial statement presents fairly, in all material respects, the financial position of the Fund as of September 30, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement and confirmation of cash owned as of September 30, 2024, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statement. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of the investment companies advised by XA Investments LLC since 2021.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 27, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Octagon XAI CLO Income Fund

DIVIDEND REINVESTMENT PLAN

September 30, 2024 (Unaudited)

Under the Fund’s Dividend Reinvestment Plan, all Shareholders will have all dividends and distributions, including any capital gain distributions, reinvested automatically in additional Shares by Paralel Technologies LLC, as agent for the Shareholders (the “Plan Agent”), unless the Shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the Shareholder. In the case of record Shareholders such as banks, brokers or other nominees that hold Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Shares certified from time to time by the record Shareholder as representing the total amount registered in such Shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose Shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. Such Shareholders may not be able to transfer their Shares to another bank or broker and continue to participate in the Plan.

Shares received under the Plan will be issued to you at their NAV on the ex-dividend date; there is no sales or other charge for reinvestment. You are free to withdraw from the Plan and elect to receive dividends and distributions in cash at any time by giving written notice to the Plan Agent or by contacting your broker or dealer, who will inform the Fund. Your request must be received by the Fund at least ten days prior to the payment date of the distribution to be effective for that dividend or capital gain distribution.

The Plan Agent provides written confirmation of all transactions in the Shareholder accounts in the Plan, including information you may need for tax records. Any proxy you receive will include all Shares you have received under the Plan.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate its Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Plan Agent on at least 90 days’ prior written notice to the participants in such Plan. All correspondence concerning the Plan should be directed to the Plan Agent at Paralel Technologies LLC, Octagon XAI CLO Income Fund, P.O. Box 2170, Denver, CO 802

Octagon XAI CLO Income Fund

MANAGEMENT OF THE FUND

September 30, 2024 (Unaudited)

INDEPENDENT TRUSTEES

Name, Year of Birth, and Address^	Positions(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee+	Other Directorships Held by Trustee During Past 5 Years
Danielle Cupps Birth Year: 1970	Trustee	Since 2024	Former: Director, Digital Customer Engagement, McDonald’s Corporation (2019- 2022); Managing Director, Kinzie Capital Partners (2018) (private equity); Managing Director, BLG Capital Advisors (2016-2018) (family office); Director, Finance and Chief of Staff to CFO, Boeing Company (2006-2012); Vice President, Code Hennessy & Simmons LLC (2000-2005) (private equity); Associate, Goldman, Sachs & Co. (1998-2000).	2	None
Gregory G. Dingens Birth Year: 1964	Trustee	Since 2024	Current: Member, Siena Capital Partners GP LLC (2006-present) (private investment fund); Director, Infusion Marketing Group, LLC (2024-present) (provider of marketing, regulatory, analytical and funding services to financial service companies). Former: Executive Vice President, Monroe Financial Partners, Inc. (2006-2024) (investment banking and trading); Managing Director, Lehman Brothers (2004-2006); Managing Director, Merrill Lynch (1993-2003).	2	None
Philip G. Franklin Birth Year: 1951	Trustee	Since 2024	Former: Chief Financial Officer and Executive Vice President, Littelfuse, Inc. (1998-2016) (electronics components); Chief Financial Officer and Vice President, OmniQuip International (1995-1998) (construction equipment).	2	Current: TTM Technologies Inc.(2011-present); Chairman, Tribune Publishing Company (2014-2021).
Scott Craven Jones Birth Year: 1962	Trustee	Since 2024	Current: Director, Carne Global Financial Services (US) LLC (2013-present); Managing Director, Park Agency, Inc. (2020-present).	2	Current: Madison Covered Call & Equity Strategy Fund (2021-present); Madison Funds (14 portfolios) (2019-present); Manager Directed Portfolios, a U.S. Bancorp series trust (9 portfolios) (2016-present). Former: Guestlogix Inc. (2015- 2016) (travel technology).

Octagon XAI CLO Income Fund

MANAGEMENT OF THE FUND

September 30, 2024 (Unaudited)

INTERESTED TRUSTEES

Name, Year of Birth, and Address^	Positions(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee+	Other Directorships Held by Trustee During Past 5 Years
Theodore J. Brombach Birth Year: 1963*	Trustee	Since 2024	Current: Co-Chief Executive Officer of XAI (2016-present); Co-founding Partner of XMS Capital Partners, LLC (2006-present). Former: Co-Head of Midwest Investment Banking, Managing Director, Founding Member of Financial Sponsors Group at Morgan Stanley (1990-2006); Analyst, Kidder, Peabody & Co. (1985-1988).	2

Current: RiverWood Bank (2006-present).

Former: Power & Digital Infrastructure Acquisition II Corp.(Chair of the Board) (2021-2024); Power & Digital Infrastructure Acquisition Corp.(Chair of the Board) (2020-2022).

William T. Meyers** Birth Year: 1966	Trustee	Since 2024	Current: President of Rivendell Financial Group, LLC (2021-present). Former: Senior Advisor at XA Investments, LLC (2021-2023); Senior Managing Director (2017-2020) of Nuveen Securities, LLC and Nuveen Fund Advisors, LLC.	2	None

^ The business address of each Trustee of the Fund is 321 North Clark Street, Suite 2430, Chicago, Illinois 60654, unless otherwise noted.

+ The “Fund Complex” consists of the Fund and the XAI Octagon Floating Rate & Alternative Income Trust.

* Mr. Brombach is an interested person of the Fund because of his position as an officer of the Adviser and certain of its affiliates.

** Mr. Meyers is an interested person of the Fund because of his prior position as a Senior Advisor of the Adviser.

Octagon XAI CLO Income Fund

MANAGEMENT OF THE FUND

September 30, 2024 (Unaudited)

Executive Officers

Name, Year of Birth, and Address^	Positions(s) Held with Fund	Term of Office and Length of Time Served+	Principal Occupation(s) During Past 5 Years
Kimberly Ann Flynn Birth Year: 1977	Vice President	Since 2024

Current: President (2024-present); Managing Director (2016-2024), XAI.

Former: Senior Vice President, Head of Product Development (2013-2016), Vice President (2009-2013), Assistant Vice President (2007-2009) and Associate (2004-2007), Nuveen Investments.

Benjamin D. McCulloch Birth Year: 1981	Chief Legal Officer and Secretary	Since 2024

Current: General Counsel & Managing Director (2019-present); Chief Compliance Officer (2021-present), XAI.

Former: Associate, Drinker Biddle & Reath LLP (2015-2019); Associate Counsel, First Trust Portfolios LP (2012-2015).

Derek Mullins Birth Year: 1973	Chief Financial Officer and Treasurer	Since 2024	Current: Managing Partner, PINE Advisor Solutions, LLC (2018-present).
John “Yogi” Spence Birth Year: 1962	Vice President	Since 2024	Current: Co-Chief Executive Officer, XAI (2016-present); Co-Founding Partner, XMS Capital Partners, LLC (2006-present).
Randi Roessler Birth Year: 1981	Chief Compliance Officer	Since 2024

Current: Director, PINE Advisor Solutions, LLC (2023-present).

Former: Chief Compliance Officer Davis Selected Advisers, L.P., Davis Funds, Selected Funds, the Clipper Fund Trust, the Davis Fundamental ETF Trust, and Davis Distributors, LLC (2018 – 2023).

^ The business address of each Officer of the Fund is 321 North Clark Street, Suite 2430, Chicago, Illinois 60654, unless otherwise noted.

+ Officers serve at the pleasure of the Board and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

THE ADVISER

XA Investments LLC acts as investment adviser to the Fund and is responsible for overseeing the Fund’s overall investment strategy and its implementation. XAI is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). XAI is a Delaware limited liability company, with its principal offices located at 321 North Clark Street, Suite 2430, Chicago, Illinois 60654. As of September 30, 2024, the Adviser managed approximately $771 million in assets.

XAI is controlled by Theodore J. Brombach, Co-Chief Executive Officer of the Adviser and a founding partner of XMS Capital Partners, LLC, and John “Yogi” Spence, Co-Chief Executive Officer of XAI and a founding partner of XMS Capital Partners, LLC. XAI was founded by the principals of XMS Capital Partners, LLC in April 2016. The XAI leadership team believes that the investing public needs better access to a broader range of alternative investment strategies and managers. XAI sponsors registered investment companies designed to provide investors with access to institutional caliber alternative investments, by partnering with established alternative asset managers selected from among numerous alternative credit managers, hedge fund managers and private debt and equity firms to sub-advise XAI funds.

XAI is responsible for the management of the Fund, furnishes offices, necessary facilities and equipment on behalf of the Fund, oversees the activities of the Sub-Adviser, provides personnel, including certain officers required for the Fund’s administrative management, and pays the compensation of all officers and Mr. Brombach.

Octagon XAI CLO Income Fund

MANAGEMENT OF THE FUND

September 30, 2024 (Unaudited)

THE SUB-ADVISER

Octagon Credit Investors, LLC acts as investment sub-adviser to the Fund and is responsible for investing the Fund’s assets. The Sub-Adviser is an investment adviser registered under the Advisers Act. The Sub-Adviser is a Delaware limited liability company, with its principal offices located at 250 Park Avenue, 15th Floor, New York, NY 10177. The Sub-Adviser is majority-owned by Conning & Company, which is an indirect subsidiary of Generali Investments Holding, the asset management business of Generali Group, an Italy-based insurance and financial management firm.

The Sub-Adviser’s experienced team of investment professionals has worked together for many years and managed funds through multiple credit cycles over Octagon’s 30-plus year history. The Sub-Adviser, as of September 30, 2024, manages $33.4 billion in assets under management across 54 CLOs, 15 commingled funds and 18 separately managed accounts. The Sub-Adviser provides non-discretionary investment management services for two sub-advised funds.

The Sub-Adviser, under the direction and supervision of the Board of Trustees and the Adviser, is responsible for the management of the Fund’s investment portfolio and provides certain facilities and personnel related to such management.

Octagon Investment Committee

The Sub-Adviser’s investment process is led by an experienced Investment Committee made up of the following investment professionals:

Lauren K. Law, CFA, Senior Portfolio Manager of the Sub-Adviser

Andrew D. Gordon, Executive Chair of Board of Managers of the Sub-Adviser

Gretchen M. Lam, CFA, Chief Executive Officer of the Sub-Adviser

Michael B. Nechamkin, Chief Investment Officer & Senior Portfolio Manager of the Sub-Adviser

Sean M. Gleason, Portfolio Manager of the Sub-Adviser

Maegan Gallagher, Head of Trading & Capital Markets, Head of Strategic Initiatives of the Sub-Adviser

For additional information regarding the members of the Investment Committee who serve as portfolio managers of the Fund, See “Portfolio Management.”

PORTFOLIO MANAGEMENT

Lauren K. Law, Senior Portfolio Manager of Octagon, serves as lead portfolio manager of the Fund. Ms. Law is supported by a team of Octagon investment professionals in the day-to-day management of the Fund’s portfolio, including the following members of the Octagon Investment Committee: Andrew D. Gordon, Gretchen M. Lam and Michael B. Nechamkin. In addition, Sean M. Gleason (Portfolio Manager) and Maegan Gallagher (Head of Trading and Capital Markets, Head of Strategic Initiatives) are members of the Octagon Investment Committee.

Octagon XAI CLO Income Fund

MANAGEMENT OF THE FUND

September 30, 2024 (Unaudited)

Lauren K. Law, CFA, Senior Portfolio Manager of the Sub-Adviser

Ms. Law is a Senior Portfolio Manager for CLOs, separately managed accounts, and commingled funds at Octagon. Ms. Law is a member of Octagon’s Investment Committee and a member of the Firm’s Executive Committee. She also oversees the Firm’s Structured Credit (CLO debt and equity) investment strategies. Ms. Law joined Octagon in 2004; prior to becoming a Portfolio Manager in 2018, Ms. Law was an Investment Team Principal whose coverage areas included healthcare, industrials, financials, business services, and the Firm’s CLO debt and equity investments. She earned a B.S. from Babson College, where she graduated Magna Cum Laude. Ms. Law received her CFA Charter in 2009.

Andrew D. Gordon, Executive Chair of Board of Managers of the Sub-Adviser

Mr. Gordon is Executive Chair of Octagon’s Board of Managers and a member of Octagon’s Investment Committee. Mr. Gordon served as the Firm’s Chief Executive Officer from 2009 to 2023, prior to which he managed numerous Octagon funds. He possesses over 30 years of experience in the below investment grade leveraged loan and high yield bond asset classes, in both sell-side and buy-side capacities. Mr. Gordon also serves on the Firm’s Executive Committee and is a member of the Firm’s ESG Committee.

Before co-founding Octagon in 1994, Mr. Gordon was a Managing Director at Chemical Securities, Inc., where he focused primarily on the oil and gas industries. Mr. Gordon advised on and arranged below investment grade loans for corporate clients, while also undertaking special projects in M&A advisory and distressed credit situations. Prior to Chemical, Mr. Gordon served as Vice President in the Acquisition Finance Division of Manufacturers Hanover Trust Company. In this capacity, he structured, syndicated, and managed leveraged buyout transactions.

From 2010 to 2015, Mr. Gordon served on the Board of Directors of the Loan Syndications and Trading Association, Inc. ("LSTA") and on the LSTA's Executive Committee. He earned a B.A. in Economics from Duke University, where he graduated Cum Laude. Mr. Gordon holds FINRA Series 7 and 63 Registrations.

Gretchen M. Lam, CFA, Chief Executive Officer of the Sub-Adviser

Ms. Lam is Octagon’s Chief Executive Officer, a member of Octagon’s Investment Committee, and a member of the Firm’s Board of Managers. Ms. Lam also serves on the Firm’s Executive Committee and is a member of the Firm’s ESG Committee. Prior to assuming the Chief Executive Officer position in 2024, Ms. Lam served as a Senior Portfolio Manager across various CLOs, separately managed accounts, and commingled funds. She also oversaw the Firm’s Structured Credit (CLO debt and equity) investment strategies.

Octagon XAI CLO Income Fund

MANAGEMENT OF THE FUND

September 30, 2024 (Unaudited)

Ms. Lam joined Octagon in 1999; prior to becoming a Portfolio Manager in 2013, she oversaw Octagon’s investments in the software, business services, finance & insurance, paper & packaging, gaming & lodging, homebuilding, and real estate industries. She was also responsible for the Structured Credit exposure held in Octagon’s CLO vehicles.

She earned a B.S. in Investments from Babson College, where she graduated Summa Cum Laude. Ms. Lam received her CFA Charter in 2006.

Michael B. Nechamkin, Senior Portfolio Manager & Chief Investment Officer of the Sub-Adviser

Mr. Nechamkin is Octagon’s Chief Investment Officer and a Senior Portfolio Manager for CLOs, separately managed accounts, and commingled funds. Mr. Nechamkin is Chair of Octagon’s Investment Committee, a member of the Firm’s Board of Managers, and a member of the Firm’s Executive Committee. Prior to joining Octagon as a Portfolio Manager in 1999, Mr. Nechamkin was a Vice President in the High Yield Research Group at Bankers Trust. Prior to Bankers Trust, Mr. Nechamkin served as a Convertible Securities Analyst at Mabon Securities and as a Financial Consultant at Merrill Lynch. He earned a Bachelor and a Master of Talmudic Law, and holds an M.B.A from the University of Baltimore.

Sean Gleason, Portfolio Manager of the Sub-Adviser

Mr. Gleason is a Portfolio Manager for CLOs and separately managed accounts at Octagon. Mr. Gleason is a member of Octagon's Investment Committee, a member of the Firm’s Executive Committee, and Co-Chair of the Firm’s ESG Committee. Mr. Gleason joined Octagon in 2010. Prior to becoming a Portfolio Manager in 2021, Mr. Gleason was an Investment Team Principal whose coverage areas included the healthcare, retail, gaming, lodging, consumer products, building products, and leisure industries. He earned a B.S. from Babson College, where he graduated Cum Laude.

Maegan Gallagher, Head of Trading & Capital Markets, Head of Strategic Initiatives of the Sub-Adviser

Ms. Gallagher is Octagon’s Head of Trading and Capital Markets, and Head of Strategic Initiatives. Ms. Gallagher is a member of Octagon's Investment Committee, and sits on the Firm’s Executive Committee. In her capacity as Head of Trading and Capital Markets, Ms. Gallagher conducts and oversees Octagon’s daily trading activities, collaborates with other Investment Team members to assess credit and market risk, and manages relationships with debt capital markets teams and investment bankers. As Head of Strategic Initiatives, she is responsible for managing the implementation of the Firm’s strategic growth plans.

Prior to joining Octagon in 2007, Ms. Gallagher worked in the syndicated and leveraged finance group at J.P. Morgan Securities, Inc. where she primarily covered the technology, media, and telecom sectors. She earned a B.S. in Finance from the McDonough School of Business at Georgetown University.

The Fund’s statement of additional information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Fund.

Octagon XAI CLO Income Fund

ADDITONAL information

September 30, 2024 (Unaudited)

PROXY VOTING

You may obtain (i) Information on how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 and (ii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities, without charge, upon request, by calling (888) 903-3358. This information is also available on the SEC’s website at www.sec.gov.

QUARTERLY SCHEDULE OF PORTFOLIO INVESTMENTS INFORMATION

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

AVAILABILITY OF FUND UPDATES

The Fund regularly updates performance and certain other data and publishes press releases and other material information as necessary from time to time on its website at www.xainvestments.com/OCTIX. Investors and others are advised to check the website for updated performance information and the release of other material information about the Fund. References herein to the Fund’s website are intended to allow investors public access to information regarding the Fund and do not, and are not intended to, incorporate the Fund’s website in this report.

CUSTODIAN, ADMINISTRATOR, CFO AND CCO

U.S. Bank N.A., 1555 N. River Center Drive, Milwaukee, Wisconsin 53212, serves as the Fund’s custodian. Under the custody agreement, the custodian is required to hold the Fund’s assets in compliance with the 1940 Act. For its services, the custodian receives a monthly fee based upon, among other things, the average value of the total assets of the Fund, plus certain charges for securities transactions.

Paralel Technologies LLC (“Paralel”) serves as the administrator of the Fund, its transfer agent, share registrar and Plan Agent. The Fund pays to Paralel a monthly fee equal to the greater of an annual minimum fee or a fee equal to a percentage of the Fund’s net assets, which percentage is subject to breakpoints at increasing levels of net assets, and reimburses Paralel for certain out-of-pocket expenses. Paralel is located at 1700 Broadway, Suite 1850, Denver, Colorado 80290.

The Fund has entered into a Services Agreement (the “Services Agreement”) with PINE Advisors, LLC (“PINE”), pursuant to which PINE provides Chief Financial Officer and Chief Compliance Officer services to the Fund, and qualified employees of PINE serve as Chief Financial Officer and Treasurer of the Fund and Chief Compliance Officer of the Fund. Notwithstanding the Services Agreement, the designations of the Chief Financial Officer and Treasurer of the Fund and the Chief Compliance Officer of the Fund must be approved by the Board of Trustees, including, in the case of the Chief Compliance Officer, a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund. Pursuant to the Services Agreement, the Fund pays PINE an annual fee, payable monthly, and reimburses certain out-of-pocket expenses. PINE’s principal business address is 501 S. Cherry Street, Suite 610, Denver, Colorado 80246.

Octagon XAI CLO Income Fund

ADDITONAL information

September 30, 2024 (Unaudited)

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as the Fund’s legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company Ltd., 1350 Euclid Ave., Suite 800, Cleveland, OH 44155, is the Fund’s independent registered public accounting firm. Cohen & Company is expected to render an opinion annually on the financial statements and financial highlights, as applicable, of the Fund.

PRIVACY PRINCIPLES OF THE FUND

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties:

FACTS	WHAT DOES XAI Funds (the “Funds”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number and account transactions

●         Account balances and transaction history

●         Wire transfer instructions

●         Checking account information

When you are no longer a customer, we may continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the XAI Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund Share?	Can You Limit this Sharing?
For our everyday business purposes Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes To offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates to support everyday business functions Information about your transactions supported by law	Yes	No
For our affiliates’ everyday business purposes Information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Octagon XAI CLO Income Fund

ADDITONAL information

September 30, 2024 (Unaudited)

Who are we?
Who is providing this notice?	XAI Funds (the “Funds”)
What we do?
How does XAI Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Why does XAI Funds collect my personal information?

We collect your personal information, for example, when you

●    Open an account

●    Provide account information or give us your contact information

●    Make a wire transfer or deposit money

●    Tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● XAI Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● XAI Funds does not jointly market.

UNRESOLVED SEC STAFF COMMENTS

None

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a Code of Ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer or Controller or any persons performing similar functions on behalf of the registrant.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

1.	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2.	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

3.	Compliance with applicable governmental laws, rules, and regulations;

4.	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

5.	Accountability for adherence to the code.

(c)	During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant’s code of ethics referred to in Item 2(a) above is attached as an Ex99.13(a)(1) Code of Ethics, hereto.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Board of Directors has designated Scott C. Jones as the Registrant’s “audit committee financial expert.” Mr. Scott C. Jones is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for professional services rendered by Cohen & Company for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $7,000 for the fiscal period from September 30, 2023 – September 30, 2024.

(b)	Audit-Related Fees: The aggregate fees billed for assurance and related services rendered by Cohen & Company that are reasonably related to the performance of the audit of the Registrant’s financial statements and which are not reported under (a) of this Item were $0 for the fiscal period from September 30, 2023 – September 30, 2024.

(c)	Tax Fees: The aggregate fees billed for professional services rendered by Cohen & Company for the review of the Registrant’s income tax returns, excise tax returns and dividend calculations were $3,000 for the fiscal period from September 30, 2023 – September 30, 2024.

(d)	All Other Fees: The aggregate fees billed for products and services provided by Cohen & Company, other than the services reported in (a) through (c) of this Item were $0 for the fiscal period from September 30, 2023 – September 30, 2024.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant’s Audit Committee or by the Audit Committee’s designee pursuant to the Audit Committee’s Pre- Approval Policies and Procedures.

(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were [$0] for the fiscal period from September 30, 2023 – September 30, 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act and is comprised of the following members:

Scott C. Jones, Chairman

Danielle Cupps
Philip G. Franklin

Gregory Dingens

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Annual Report to Shareholders filed under Item 1(a) of this report.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	Not applicable.

(b)	Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

At a special meeting of the Board of Trustees (the “Board”), held on May 7, 2024, the Board, including those Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (the “Independent Trustees”), evaluated the terms of the proposed investment management agreement among the Octagon XAI CLO Income Fund (the “Fund”), XA Investments LLC (“XAI” or the “Adviser”) and Octagon Credit Investors, LLC (“Octagon” or the “Sub-Adviser”) (the “New Sub-Advisory Agreement”), which would replace the current investment management agreement among the Fund, XAI and Octagon (the “Current Sub-Advisory Agreement”), and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board, including the Independent Trustees, reviewed the materials provided by XA Investments LLC (the “Adviser”) and Octagon Credit Investors, LLC (the “Sub-Adviser”) and other information from counsel and from the Adviser and Sub-Adviser, including: (i) the combined responses from XAI and Octagon to the 15(c) request letter sent by counsel on behalf of the Independent Trustees, inclusive of other materials attached thereto, (ii) copies of the Revised Waiver Agreement; and (iii) copies of an expense allocation agreement between XAI and Octagon, which sets forth the allocation of certain expenses incurred by XAI and/or Octagon in connection with the organization or operation of the Fund. The Board also recalled the materials previously provided by each of XAI and Octagon at the Organizational Meeting in connection to the Trustee’s consideration and approval of the investment advisory agreement between the Fund and the Adviser (the “Advisory Agreement”), and the Current Sub-Advisory Agreement. The Board noted that the new materials provided relevant updates to the original materials in context of the proposed approvals. The Board determined that the responses provided by the Adviser and Sub-Adviser were sufficiently responsive to permit it to evaluate the Advisory Agreements.

The Board considered the following factors in connection with the review of the New Sub-Advisory Agreement. In evaluating the New Sub-Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Amended Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board but provides a summary of the principal matters the Board considered. The Board, including the Independent Trustees, considered the following in respect of the Fund:

(a)   The nature, extent and quality of services to be provided by the Adviser and Sub-Adviser. The Board reviewed the nature, quality, and extent of services provided by the Adviser and Sub-Adviser. The Trustees recalled their previous determination at the Organizational Meeting that the services to be provided by both firms were sufficient and appropriate for the Fund. Noting that these services would remain unchanged under the New Sub-Advisory Agreement, the Board concluded that the services to be provided by each firm would continue to be sufficient and appropriate for the Fund.

(b)   Investment performance of the Fund, the Adviser and the Sub-Adviser. The Board revisited its considerations from its organizational meeting approvals regarding investment performance, noting that as the Fund had not yet commenced operations, it had considered Sub-Adviser's track record of performance with comparable strategies as one factor of its consideration, while acknowledging that past performance is not indicative of future returns. The Board noted that the fee allocation adjustment in the New Sub-Advisory Agreement was not likely to affect the Adviser’s ability to provide satisfactory performance for the Fund and agreed that its original determinations regarding this factor remained appropriate.

(c)   The costs of the services provided and profits realized by the Adviser and Sub-Adviser and their affiliates from the relationship with the Fund. The Board revisited its considerations from the organizational meeting regarding the costs, fees, services, and potential benefits. The Board recalled its previous review at its organizational meeting of peer group comparisons, fee structures for other accounts managed by the Sub-Adviser, noting that such comparisons remained relevant. The Board considered updated information regarding the Adviser’s and Sub-Adviser’s projected costs and profitability regarding their work with the Fund. The Board further considered the revised waiver agreement between the firms with respect to the Fund, where the reimbursement amount paid to the Fund would be divided between the Adviser and the Sub-Adviser in the same ratio as the percentage of the management fee that was paid to the Sub-Adviser by the Adviser outlined in the New Sub-Advisory Agreement. The Board also considered the addition of breakpoints in the New Sub-Advisory Agreement may better reflect the allocation of risk between the firms should asset growth not be achieved. The Board also reaffirmed that, with respect to potential "fall-out" benefits, given the Fund's pre-operational status, any such benefits remain speculative. In consideration of these factors, the Board concluded that the fee allocation proposed under the New Sub-Advisory Agreement was fair and reasonable.

(d)   Economies of scale. The Board examined the potential for the realization of economies of scale as the Fund grows, specifically in light of the New Sub-Advisory Agreement. The Trustees noted the introduction of breakpoints in the sub-advisory fee structure would not change the overall advisory fee charged to the Fund. It further noted that given that the Fund has not yet commenced operations and its asset growth trajectory remains uncertain, the Board concluded that meaningful economies of scale are not expected in the near term.

Conclusion.

Based on the foregoing and such other matters as were deemed relevant, the Board concluded in its reasonable business judgment that the approval of the New Sub-Advisory Agreement was in the best interests of the Trust and its future shareholders

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

See attached Appendix A for a copy of the policies and procedures of the Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)      Portfolio Managers

Below are the Registrant’s Portfolio Managers as of December 3, 2024:

Portfolio Manager’s Name	Title	Length of Service	Business Experience: 5 Years
Gretchen Lam, CFA	Chief Executive Officer	Since inception	Member of the Investment Committee of the Sub-Adviser (2013 to present) and Senior Portfolio Manager (2013 to 2023).
Andrew Gordon	Executive Chair of Octagon’s Board of Managers	Since inception	Chief Executive Officer (inception to 2024), Co-Chief Investment Officer (1994 to 2021) and member of the Investment Committee of the Sub-Adviser.
Michael Nechamkin	Chief Investment Officer and Senior Portfolio Manager	Since inception	Chief Investment Officer (2021 to present), Co-Chief Investment Officer (2016 to present), Senior Portfolio Manager and member of the Investment Committee of the Sub-Adviser.
Lauren Law, CFA	Portfolio Manager	Since inception	Senior Portfolio Manager (2023 to present), Portfolio Manager and member of the Investment Committee of the Sub-Adviser (2018 to present).
Sean Gleason	Portfolio Manager	Since inception	Member of the Investment Committee of the Sub-Adviser (2013 to present) and Senior Portfolio Manager (2013 to 2023).

Gretchen M. Lam, CFA, Chief Executive Officer. Ms. Lam is Octagon’s Chief Executive Officer, a member of Octagon’s Investment Committee, and a member of the Firm’s Board of Managers. Ms. Lam also serves on the Firm’s Executive Committee and is a member of the Firm’s ESG Committee. Prior to assuming the Chief Executive Officer position in 2024, Ms. Lam served as a Senior Portfolio Manager across various CLOs, separately managed accounts, and commingled funds. She also oversaw the Firm’s Structured Credit (CLO debt and equity) investment strategies.

Ms. Lam joined Octagon in 1999; prior to becoming a Portfolio Manager in 2013, she oversaw Octagon’s investments in the software, business services, finance & insurance, paper & packaging, gaming & lodging, homebuilding, and real estate industries. She was also responsible for the Structured Credit exposure held in Octagon’s CLO vehicles.

She earned a B.S. in Investments from Babson College, where she graduated Summa Cum Laude. Ms. Lam received her CFA Charter in 2006.

Andrew D. Gordon, Executive Chair of Board of Managers. Mr. Gordon is Executive Chair of Octagon’s Board of Managers and a member of Octagon’s Investment Committee. Mr. Gordon served as the Firm’s Chief Executive Officer from 2009 to 2023, prior to which he managed numerous Octagon funds. He possesses over 30 years of experience in the below investment grade leveraged loan and high yield bond asset classes, in both sell-side and buy-side capacities. Mr. Gordon also serves on the Firm’s Executive Committee and is a member of the Firm’s ESG Committee.

Before co-founding Octagon in 1994, Mr. Gordon was a Managing Director at Chemical Securities, Inc., where he focused primarily on the oil and gas industries. Mr. Gordon advised on and arranged below investment grade loans for corporate clients, while also undertaking special projects in M&A advisory and distressed credit situations. Prior to Chemical, Mr. Gordon served as Vice President in the Acquisition Finance Division of Manufacturers Hanover Trust Company. In this capacity, he structured, syndicated, and managed leveraged buyout transactions.

From 2010 to 2015, Mr. Gordon served on the Board of Directors of the Loan Syndications and Trading Association, Inc. ("LSTA") and on the LSTA's Executive Committee. He earned a B.A. in Economics from Duke University, where he graduated Cum Laude. Mr. Gordon holds FINRA Series 7 and 63 Registrations.

Michael B. Nechamkin, Senior Portfolio Manager & Chief Investment Officer. Mr. Nechamkin is Octagon’s Chief Investment Officer and a Senior Portfolio Manager for CLOs, separately managed accounts, and commingled funds. Mr. Nechamkin is Chair of Octagon’s Investment Committee, a member of the Firm’s Board of Managers, and a member of the Firm’s Executive Committee. Prior to joining Octagon as a Portfolio Manager in 1999, Mr. Nechamkin was a Vice President in the High Yield Research Group at Bankers Trust. Prior to Bankers Trust, Mr. Nechamkin served as a Convertible Securities Analyst at Mabon Securities and as a Financial Consultant at Merrill Lynch. He earned a Bachelor and a Master of Talmudic Law, and holds an M.B.A from the University of Baltimore.

Lauren K. Law, CFA, Senior Portfolio Manager. Ms. Law serves as lead portfolio manager for the Fund. Ms. Law is a Senior Portfolio Manager for CLOs, separately managed accounts, and commingled funds at Octagon. Ms. Law is a member of Octagon’s Investment Committee and a member of the Firm’s Executive Committee. She also oversees the Firm’s Structured Credit (CLO debt and equity) investment strategies. Ms. Law joined Octagon in 2004; prior to becoming a Portfolio Manager in 2018, Ms. Law was an Investment Team Principal whose coverage areas included healthcare, industrials, financials, business services, and the Firm’s CLO debt and equity investments. She earned a B.S. from Babson College, where she graduated Magna Cum Laude. Ms. Law received her CFA Charter in 2009.

Sean Gleason, Portfolio Manager. Mr. Gleason is a Portfolio Manager for CLOs and separately managed accounts at Octagon. Mr. Gleason is a member of Octagon's Investment Committee, a member of the Firm’s Executive Committee, and Co-Chair of the Firm’s ESG Committee. Mr. Gleason joined Octagon in 2010. Prior to becoming a Portfolio Manager in 2021, Mr. Gleason was an Investment Team Principal whose coverage areas included the healthcare, retail, gaming, lodging, consumer products, building products, and leisure industries. He earned a B.S. from Babson College, where he graduated Cum Laude.

(a)(2)  As of September 30, 2024 the Portfolio Managers listed above are also responsible for the day-to-day management of the following other accounts:

Portfolio Managers Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Andrew Gordon	1	$747,694,281	0	$0	0	$0
Michael Nechamkin	1	$747,694,281	19	$9,154,968,081	5	$878,116,829
Gretchen Lam, CFA	1	$747,694,281	0	$0	0	$0
Lauren Law, CFA	1	$747,694,281	29	$11,007,450,272	10	$2,137,567,799
Sean Gleason	1	$747,694,281	20	$9,094,961,746	3	$386,874,426

Portfolio Managers Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Gretchen Lam, CFA	1	$747,694,281	0	$0	0	$0
Andrew Gordon	1	$747,694,281	0	$0	0	$0
Michael Nechamkin	1	$747,694,281	19	$9,154,968,081	5	$878,116,829
Lauren Law, CFA	1	$747,694,281	29	$11,007,450,272	10	$2,137,567,799
Sean Gleason	1	$747,694,281	20	$9,094,961,746	3	$386,874,426

(a)(3) Compensation of Portfolio Managers and Material Conflicts of Interest

Compensation of Portfolio Managers. Octagon investment professionals receive a fixed base salary and annual discretionary bonus, each determined by the Compensation Committee, which is a committee of the Board of Managers of the Sub-Adviser. The fixed base salary is reviewed periodically and is intended to reflect a base compensation that is competitive with base salaries provided by similar investment adviser firms in the industry. The discretionary bonus is determined taking into account the overall performance and profitability of the Sub-Adviser, and an individual’s contributions and achievement of objectives linked to their function, including both quantitative performance, and qualitative factors. Portions of the discretionary bonus are paid on a deferred basis over several years. In addition, certain members of senior management, including the portfolio managers, own interests in the Sub-Adviser, and therefore participate in the long-term growth and performance of the firm.

Potential Conflicts of Interest. In addition to Registered Funds, the Sub-Adviser manages CLOs, separate accounts and private funds, which may follow similar, complementary or competing investment objectives, policies or strategies. Side-by-side management gives rise to a variety of potential and actual conflicts of interest for Octagon and its employees and affiliates, including, as discussed below, the incentive to favor certain accounts with performance-based fees or accounts that generate multiple levels of fees (i.e., when fee earning clients invest in Octagon managed CLOs), accounts with respect to which Octagon receives or retains relatively higher fees, or accounts in which Octagon and its related persons have a pecuniary interest. Octagon and its affiliates, as well as their respective personnel, including persons who serve on Octagon’s investment committees, act as portfolio manager to various clients or are otherwise in a position to influence Octagon’s management, may invest in funds or may take interests in a fund’s general partner and thus participate in the performance fees or “carried interest” paid to the general partner by that fund. Octagon also acts as sub-adviser to its affiliate for certain mandates. Accordingly, Octagon, its affiliate, and their respective personnel, including persons involved in the management of one or more clients, may have differing pecuniary interests with respect to different clients. These persons may have an incentive to favor those clients in which they have greater pecuniary interests, including any CLOs in which Octagon or a majority-owned affiliate is required to hold retention interests pursuant to risk retention regulations.

The Sub-Adviser may have an incentive to allocate investment opportunities based on pecuniary interest. For certain accounts under management, Octagon and its related persons may: (1) be entitled to a performance fee; and (2) directly or indirectly maintain investments in one or more funds or accounts. Octagon and certain of its personnel are also eligible to receive performance-based compensation in their capacity as the investment manager, general partner or managing member of certain clients. Accordingly, Octagon and its personnel face a conflict of interest when considering how to allocate investment opportunities among accounts having different fee structures or pecuniary interests. Through its trade allocation policies and procedures and Code of Ethics, Octagon seeks to promote fair and equitable treatment of accounts, over time, based on considerations that are unrelated to pecuniary interests, which mitigate any actual or potential conflict of interest that may exist with respect to, for example, Octagon’s allocation of time, resources and investment opportunities to the clients that have performance-based compensation arrangements over those clients that: (1) do not have performance-based compensation arrangements or, if applicable, (2) are not expected to pay performance-based compensation (e.g., with respect to a CLO, when a specified internal rate of return has not been, or is not expected to be, achieved).

(a)(4) Dollar Range of Securities Owned as of September 30, 2024

Portfolio Managers	Dollar Range of the Registrant’s Securities Owned by the Portfolio Manager
Gretchen Lam, CFA	None
Andrew Gordon	None
Michael Nechamkin	None
Lauren Law, CFA	None
Sean Gleason	None

(b)	Not Applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on an evaluation of the Registrant’s controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	None.

(a)(3)	Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	None.

(a)(5)	Not applicable.

(b)	Certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCTAGON XAI CLO INCOME FUND

By:	(Signature and Title)	/s/ Theodore J. Brombach
Theodore J. Brombach
Date:	December 3, 2024	President and Chief Executive Officer
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)	/s/ Theodore J. Brombach
Theodore J. Brombach
Date:	December 3, 2024	President and Chief Executive Officer
(Principal Executive Officer)

By:	(Signature and Title)	/s/ Derek J. Mullins
Derek J. Mullins
Date:	December 3, 2024	Treasurer and Chief Financial Officer
(Principal Financial Officer)